Revenue (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Rendering of engineering consultancy services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Rendering of engineering consultancy services	£ 66	£ 49	£ 87	£ 70